Deferred income (Details) - Schedule of deferred income - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Income [Abstract]
Upfront payment	SFr 932,200
Total deferred income	SFr 932,200